UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  1613 Duke Street
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          Alexandria, Virginia  22314
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          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    CEO
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Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul G. Dietrich                     Alexandria, Virginia          2-12-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 5
                                        -------------------

Form 13F Information Table Value Total: $331,139
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-Dec-08

                                                                                                   Voting Authority
                                                                                                 --------------------
                                 Title of             Value      Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)   Prn Amt     Prn  Call  Dscretn  Managers  Sole       Shared  None
------------------------------   --------  ---------  --------   ----------  ---  ----  -------  --------  ---------- ------  ----
ISHARES BARCLAYS SHORT TREASUR   COM       464288679   104867    949970.871  SH         Sole               949970.871
SPDR BARCLAYS CAPITAL 1-3 MONT   COM       78464A680    70475   1539096.421  SH         Sole              1539096.421
STREETTRACKS GOLD ETF            COM       78463V107    17065        197237  SH         Sole                   197237
WISDOMTREE JAPAN SMALLCAP DIV    COM       97717w836    17118    442313.182  SH         Sole               442313.182
iSHARES BARCLAYS 1-3 YEAR TREA   COM       464287457   121614   1436530.908  SH         Sole              1436530.908